Organization and Nature of Operations (Details) $ in Thousands					12 Months Ended
		Dec. 01, 2015	May 12, 2010	May 12, 2000	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets					¥ 112,124,371,000		¥ 86,967,928,000		$ 16,105,658
Total liabilities					39,082,916,000		35,556,347,000		$ 5,613,909
Net Revenues					59,241,145,000	$ 8,509,458	51,178,575,000	¥ 44,437,355,000
Net income					21,431,126,000	3,078,388	6,477,417,000	10,849,137,000
Net cash (used in)/provided by operating activities					17,216,458,000	2,472,990	13,415,877,000	11,889,238,000
Net cash provided by/ (used in) investing activities					(22,136,741,000)	(3,179,743)	(13,569,515,000)	(12,855,270,000)
Net cash provided by financing activities	[1]				1,082,525,000	$ 155,494	1,587,419,000	(1,302,728,000)
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves					0
Registered capital of VIEs					501,200,000		542,200,000
Non-distributable statutory reserves of the consolidated VIEs					¥ 42,100,000		31,500,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity					0	0
Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Total assets					¥ 14,400,564,000		10,355,050,000
Total liabilities					12,272,634,000		9,778,359,000
Net Revenues					49,455,146,000		43,231,277,000	40,566,998,000
Net income					344,134,000		224,253,000	355,697,000
Net cash (used in)/provided by operating activities					(249,387,000)		356,907,000	(152,931,000)
Net cash provided by/ (used in) investing activities					(495,160,000)		(720,675,000)	122,286,000
Net cash provided by financing activities					¥ 26,520,000		¥ 229,862,000	¥ 4,000,000
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee										2
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years

[1]	There is no financing activity from discontinued opearations.